Long-term Debt	12 Months Ended
Mar. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Long-term Debt	LONG-TERM DEBT
The following table summarizes the Group’s long-term debt:

As at	March 31,
	2021	2020
	$	$
Senior secured revolving credit facility (the "Credit Facility") (a)	31,023	37,615
Balance of purchase payable with a nominal value of $3,100,000, non-interest bearing (5.8% effective interest rate) payable April 3, 2022	2,988	2,877
Balance of purchase payable with a nominal value of $1,800,000, non-interest bearing (6.0% effective interest rate), payable on October 1, 2022	1,649	1,556
Balance of purchase payable with a nominal value of $8,579,919 ($6,825,000 US), non-interest bearing (6.0% effective interest rate), payable on December 13, 2022	7,770	8,232
Balance of purchase payable with a nominal value of $3,258,750, non-interest bearing (5.7% effective interest rate) payable on February 1, 2022	3,112	2,944
Unsecured promissory notes (US$4,800,000) (b)	6,034	—
Deferral of employment tax deposits and payments (US$1,877,873) (c)	2,361	—
Other	213	347
Unamortized transaction costs (net of accumulated amortization of $476,685 and $234,858)	(199)	(342)
	54,951	53,229
Current portion of long-term debt	35,134	1,143
	19,817	52,086

(a) The senior secured revolving credit facility is available to a maximum amount of $60,000,000 and can be drawn in Canadian and the equivalent amount in U.S. dollars. It is available in prime rate advances, LIBOR advances, bankers’ acceptances and letters of credit. The letters of credit exposure shall not exceed $2,500,000 at any time.
The advances bear interest at the Canadian or U.S. prime rate, plus an applicable margin ranging from 0.00% to 1.50%, or bankers’ acceptances or LIBOR rates, plus an applicable margin ranging from 1.00% to 2.75%, as applicable for Canadian and U.S. advances, respectively. Until June 30, 2021, the applicable margin on the Canadian or U.S. advances and the bankers' acceptances and LIBOR advances is set at 1.50% and 2.75%, respectively. Thereafter, the applicable margin will be determined based on threshold limits for certain financial ratios.
As at March 31, 2021, the advance drawn on the Credit Facility amount to US$3,200,000 ($4,022,819) (2020 - US$14,000,000 ($19,764,654)), and $27,000,000 (2020 - $17,850,000), in U.S. and Canadian dollars respectively. As at March 31, 2021, the U.S. advances bear interest at 2.85% (2020 - 1.86%) and the Canadian advances bear interest at 3.95% (2020 - 2.45%).
As security for the Credit Facility, Alithya provided a first ranking hypothec on the universality of its assets excluding leased equipment and Investissement Quebec’s first ranking lien on tax credits receivable for the financing related to refundable tax credits, to a maximum of $7,500,000. Under the terms of the agreement, the Group is required to maintain certain financial covenants, which are measured on a quarterly basis. A monthly minimum availability test is also applicable until March 31, 2021. The Credit Facility matures on January 22, 2022 and is renewable for additional one-year periods at the lender’s discretion. As the maturity date of the Credit Facility is within twelve months after the reporting date, it has been classified as under the current portion of long-term debt. The Group does not anticipate any issue in renewing its Credit Facility before the maturity date.
The Group was in compliance with all of its financial covenants at March 31, 2021 and 2020 (note 22).
10. LONG-TERM DEBT (CONT’D)